Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 202,685
Deposits	[1],[4]	943,849	$ 952,333
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		295,316	320,088
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		19,271	20,200
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		34,416	38,127
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		109,683	116,926
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 124	$ 123

[1]	Deposits denominated in U.S. dollars amount to $295,316 (2023 – $320,088), deposits denominated in Chilean pesos amount to $19,271 (2023 – $20,200), deposits denominated in Mexican pesos amount to $34,416 (2023 – $38,127) and deposits denominated in other foreign currencies amount to $109,683 (2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $124 (2023 – $123) of non-interest bearing deposits.
[4]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.